Corsair Opportunity Fund
(THE “FUND”)

SUPPLEMENT DATED MARCH 10, 2015 TO THE FUND’S
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 7, 2015

As of March 10, 2015, the Fund has commenced offering Class A shares.

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Shareholders should retain this Supplement for future reference.